UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31. 2010
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	February 11, 2010
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	31
					---------------------
						144543
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
A F L A C Inc                        	Com	1055102		4701	83309	SH		SOLE	81176	2133
Abbott Laboratories                  	Com	2824100		4770	99563	SH		SOLE	96683	2880
Accenture Ltd Cl A                   	Com	G1150G111       6501	134077	SH		SOLE	130205	3872
Amgen Incorporated                   	Com	31162100	4502	82011	SH		SOLE	79608	2403
Bank Of New York Co New              	Com	64058100	4325	143239	SH		SOLE	139180	4059
Berkshire Hathaway Cl B              	Com	84670702	5924	73959	SH		SOLE	72165	1794
Bristol-Myers Squibb Co              	Com	110122108	4278	161564	SH		SOLE	157404	4160
Cabelas Inc                          	Com	126804301	3684	169418	SH		SOLE	165218	4200
Chevron Corporation                  	Com	166764100	1383	15167	SH		SOLE	14644	523
Comcast Cp New Cl A Spl              	Com	20030N200       3074	147760	SH		SOLE	144087	3673
Covance Inc                          	Com	222816100	514	10000	SH		SOLE	10000	0
Disney Walt Co                       	Com	254687106	7118	189773	SH		SOLE	184358	5415
Ebay Inc                             	Com	278642103	7880	283173	SH		SOLE	275051	8122
Franklin Resources Inc               	Com	354613101	6733	60546	SH		SOLE	59028	1518
Gannett Co Inc Del                   	Com	364730101	2004	132856	SH		SOLE	129672	3184
Goldman Sachs Group Inc              	Com	38141G104       4000	23789	SH		SOLE	23159	630
Hewlett-Packard Company              	Com	428236103	1253	29766	SH		SOLE	29028	738
Home Depot Inc                       	Com	437076102	5835	166432	SH		SOLE	162762	3670
Johnson & Johnson                    	Com	478160104	4137	66894	SH		SOLE	65232	1662
Legg Mason Inc                       	Com	524901105	2050	56539	SH		SOLE	55146	1393
Mc Donalds Corp                      	Com	580135101	4342	56567	SH		SOLE	55094	1473
Merck & Co Inc                       	Com	58933y105       7068	196125	SH		SOLE	190512	5613
Microsoft Corp                       	Com	594918104	6993	250571	SH		SOLE	243074	7497
Mylan Laboratories Inc               	Com	628530107	2823	133625	SH		SOLE	130305	3320
Nordstrom Inc                        	Com	655664100	5826	137472	SH		SOLE	133452	4020
Pfizer Incorporated                  	Com	717081103	4693	268036	SH		SOLE	259819	8217
Starbucks Corp                       	Com	855244109	9056	281865	SH		SOLE	280079	1786
Verizon Communications               	Com	92343V104       1358	37978	SH		SOLE	34984	2994
Walgreen Company                     	Com	931422109	6357	163186	SH		SOLE	158530	4656
Wal-Mart Stores Inc                  	Com	931142103	5492	101852	SH		SOLE	98858	2994
Wells Fargo & Co New                 	Com	949746101	5855	188946	SH		SOLE	184089	4857
							      144543



